Other long-term debt (Narrative) (Details) ¥ in Millions				1 Months Ended				6 Months Ended
	Apr. 07, 2017 USD ($)	Aug. 15, 2016 USD ($)	Mar. 14, 2016 USD ($)	Dec. 01, 2017 USD ($)	Nov. 22, 2017 USD ($)	Jan. 27, 2016 USD ($)	Dec. 28, 2015 USD ($)	Jun. 30, 2018 USD ($)	Aug. 15, 2017	Apr. 07, 2017 CNY (¥)	Aug. 15, 2016 CNY (¥)	Mar. 14, 2016 CNY (¥)	Jan. 27, 2016 CNY (¥)	Dec. 28, 2015 CNY (¥)
2017 Tranche [Member]
Debt Instrument [Line Items]
Stated rate									8.20%
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member]
Debt Instrument [Line Items]
Debt issuance date								Aug. 30, 2016
Stated rate								8.125%
Effective interest rate								9.06%
Debt Instrument, Periodic Payment, Principal								$ 300,000,000
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction								10.00%
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio								2.50
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio								1.0
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption price								100.00%
Redemption terms								At any time prior to August 30, 2019, the Company may at its option redeem the August 2019 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the August 2019 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any August 2019 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such August 2019 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such August 2019 Senior Secured Note, plus all required remaining scheduled interest payments due on such August 2019 Senior Secured Note through the maturity date of the August 2019 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the August 2019 Indenture) plus 100 basis points, over (B) the principal amount of such August 2019 Senior Secured Note on such redemption date.
Debt Instrument Purchase Price percentage								1.00%
Number of Basis Points								100
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price								108.125%
Redemption terms								At any time prior to August 30, 2019, the Company may redeem up to 35% of the aggregate principal amount of the August 2019 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 108.125% of the principal amount of the August 2019 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the August 2019 Senior Secured Notes issued on August 30, 2016 remain outstanding after each such redemption.
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member] | Debt Instrument, Redemption, Period Two [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of principal redeemable								35.00%
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member] | Debt Instrument, Redemption, Period Two [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount Percentage								65.00%
February 2021 Senior Secured Notes at 7.75% [Member]
Debt Instrument [Line Items]
Debt issuance date								Feb. 28, 2017
Debt instrument, aggregate principal amount								$ 300,000,000
Stated rate								7.75%
Effective interest rate								8.68%
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction								10.00%
February 2021 Senior Secured Notes at 7.75% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio								2.0
February 2021 Senior Secured Notes at 7.75% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio								1.0
February 2021 Senior Secured Notes at 7.75% [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption price								100.00%
Redemption terms								At any time prior to February 28, 2021, the Company may at its option redeem the February 2021 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the February 2021 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any February 2021 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such February 2021 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such February 2021 Senior Secured Note, plus all required remaining scheduled interest payments due on such February 2021 Senior Secured Note through the maturity date of the February 2021 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the February 2021 Indenture) plus 100 basis points, over (B) the principal amount of such February 2021 Senior Secured Note on such redemption date.
Debt Instrument Purchase Price percentage								1.00%
Number of Basis Points								100
February 2021 Senior Secured Notes at 7.75% [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price								107.75%
Redemption terms								At any time prior to February 28, 2021, the Company may redeem up to 35% of the aggregate principal amount of the February 2021 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 107.75% of the principal amount of the February 2021 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the February 2021 Senior Secured Notes issued on February 28, 2017 remain outstanding after each such redemption.
February 2021 Senior Secured Notes at 7.75% [Member] | Debt Instrument, Redemption, Period Two [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of principal redeemable								35.00%
February 2021 Senior Secured Notes at 7.75% [Member] | Debt Instrument, Redemption, Period Two [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount Percentage								65.00%
November 2020 Senior Secured Notes due on November 22, 2020 at 8.875% [Member]
Debt Instrument [Line Items]
Debt issuance date				Dec. 01, 2017	Nov. 22, 2017
Debt instrument, aggregate principal amount				$ 100,000,000	$ 200,000,000
Maturity date								Nov. 22, 2020
Stated rate								8.875%
Effective interest rate								9.95%
Debt Instrument Purchase Price percentage								1.00%
Number of Basis Points								100
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction								10.00%
November 2020 Senior Secured Notes due on November 22, 2020 at 8.875% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio								2.0
November 2020 Senior Secured Notes due on November 22, 2020 at 8.875% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio								1.0
November 2020 Senior Secured Notes due on November 22, 2020 at 8.875% [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption price								100.00%
Redemption terms								At any time prior to November 22, 2020, the Company may at its option redeem the November 2020 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the November 2020 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any November 2020 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such November 2020 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such November 2020 Senior Secured Note, plus all required remaining scheduled interest payments due on such November 2020 Senior Secured Note through the maturity date of the November 2020 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the November 2020 Indenture) plus 100 basis points, over (B) the principal amount of such November 2020 Senior Secured Note on such redemption date.
November 2020 Senior Secured Notes due on November 22, 2020 at 8.875% [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price								108.875%
Percentage of principal redeemable								35.00%
Redemption terms								At any time prior to November 22, 2020, the Company may redeem up to 35% of the aggregate principal amount of the November 2020 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 108.875% of the principal amount of the November 2020 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the November 2020 Senior Secured Notes issued on November 22, 2017 remain outstanding after each such redemption.
Debt Instrument Carrying Amount Percentage								65.00%
March 2020 Senior Secured Notes due on March 18, 2018 at 8.875% [Member]
Debt Instrument [Line Items]
Debt issuance date								Mar. 19, 2018
Debt instrument, aggregate principal amount								$ 200,000,000
Stated rate								9.875%
Effective interest rate								11.34%
Redemption price								100.00%
Debt Instrument Purchase Price percentage								1.00%
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction								10.00%
March 2020 Senior Secured Notes due on March 18, 2018 at 8.875% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio								2.0
March 2020 Senior Secured Notes due on March 18, 2018 at 8.875% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio								1.0
March 2020 Senior Secured Notes due on March 18, 2018 at 8.875% [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption terms								At any time prior to March 19, 2020, the Company may at its option redeem the March 2020 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the March 2020 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any March 2020 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such March 2020 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such March 2020 Senior Secured Note, plus all required remaining scheduled interest payments due on such March 2020 Senior Secured Note through the maturity date of the March 2020 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the March 2020 Indenture) plus 100 basis points, over (B) the principal amount of such March 2020 Senior Secured Note on such redemption date.
Number of Basis Points								100
March 2020 Senior Secured Notes due on March 18, 2018 at 8.875% [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price								109.875%
Percentage of principal redeemable								35.00%
Redemption terms								At any time prior to March 19, 2020, the Company may redeem up to 35% of the aggregate principal amount of the March 2020 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 109.875% of the principal amount of the March 2020 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the March 2020 Senior Secured Notes issued on March 19, 2018 remain outstanding after each such redemption.
Debt Instrument Carrying Amount Percentage								65.00%
Corporate Bonds Due On December 28, 2020 at 7.5% [Member]
Debt Instrument [Line Items]
Maturity date								Dec. 28, 2020
Stated rate								7.50%
Corporate Bonds Due On December 28, 2020 at 7.5% [Member] | First Tranche Bonds [Member]
Debt Instrument [Line Items]
Debt issuance date							Dec. 28, 2015
Debt instrument, aggregate principal amount							$ 154,000,000							¥ 1,000
Maturity date							Dec. 28, 2020
Stated rate							7.50%							7.50%
Corporate bonds due on January 27, 2021 at 7.47% [Member]
Debt Instrument [Line Items]
Maturity date								Jan. 27, 2021
Stated rate								7.47%
Corporate bonds due on January 27, 2021 at 7.47% [Member] | Second Tranche Bonds [Member]
Debt Instrument [Line Items]
Debt issuance date						Jan. 27, 2016
Debt instrument, aggregate principal amount						$ 107,000,000							¥ 700
Maturity date						Jan. 27, 2021
Stated rate						7.47%							7.47%
Corporate Bonds Due on August 15 2019 at 7.5% [Member] | New Tranche [Member]
Debt Instrument [Line Items]
Debt issuance date		Aug. 15, 2016
Debt instrument, aggregate principal amount		$ 216,000,000									¥ 1,500
Maturity date		Aug. 15, 2019
Stated rate		7.50%							8.20%		7.50%
Corporate Bonds Due in April 7, 2020 at 8.2% [Member] | 2017 Tranche [Member]
Debt Instrument [Line Items]
Debt issuance date	Apr. 07, 2017
Debt instrument, aggregate principal amount	$ 173,000,000									¥ 1,130
Maturity date	Apr. 07, 2020
Stated rate	8.20%									8.20%
Corporate bonds due on March 14, 2021 at 7.09% [Member]
Debt Instrument [Line Items]
Maturity date								Mar. 14, 2021
Stated rate								7.09%
Corporate bonds due on March 14, 2021 at 7.09% [Member] | Third Tranche Bonds [Member]
Debt Instrument [Line Items]
Debt issuance date			Mar. 14, 2016
Debt instrument, aggregate principal amount			$ 77,000,000									¥ 500
Maturity date			Mar. 14, 2021
Stated rate			7.09%									7.09%